NPL Extract Short

Run Date - 12/14/2018 4:09:46 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
201927112	2017-03-01	Delinquent	04/30/2017	UTD	90	1	05/30/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	Ongoing dialogue with borrower	No	Yes	Poor	Poor - Intervention Required	Permanent	Poor	Strong	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
204924430	Delq 30	Delinquent	08/31/2018	Curtailment of Income	30	1	08/02/2018	Owner Occupied	UTD	Yes	N/A	07/24/2018	Ongoing dialogue with borrower	Borrower promised to make extra payment in August to catch up.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/24/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2018.  Borrower promised to make extra payment in August to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204924431	Delq 30	Delinquent	08/31/2018	Unable to Contact Borrower	30	1	10/23/2018	Non-Owner Occupied	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204924437	Performing	Performing	08/31/2018	N/A	0	1	10/19/2018	Owner Occupied	UTD	Yes	N/A	07/02/2018	Not attempting to contact the borrower	07/02/2018: Authorized 3rd party calling to inquire about payment; agent provided current outstanding balance of XXX caller provided speed pay information intended for 07/01/18 due date, or XXX on 07/02/18;	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018.  07/02/2018: Authorized 3rd party calling to inquire about payment; agent provided current outstanding balance of XXX caller provided speed pay information intended for 07/01/18 due date, or XXX on 07/02/18;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No KEYWORDS found for review;	No KEYWORDS found for review;
204924443	Delq 30	Delinquent	08/31/2018	Other	30	1	10/23/2018	Owner Occupied	Good	Yes	N/A	10/16/2018	Ongoing dialogue with borrower	Authorized 3rd Party Called in, payment inquiry,provided current outstanding balance of $2,609.81, Advised Authorized 3rd party last payment was received on 10/10/2018 in the amount of $457.00. Informed customer their next payment was due on 09/01/2018..Informed Authorized 3rd party account is 45 days past due for 2 payments in the amount of $1121.18.,payment information provided by customer: XXX payment of XXX on or before 10/29/2018, will call back about modification.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/30/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  Authorized 3rd Party Called in, payment inquiry,provided current outstanding balance of $2,609.81, Advised Authorized 3rd party last payment was received on 10/10/2018 in the amount of $457.00. Informed customer their next payment was due on 09/01/2018..Informed Authorized 3rd party account is 45 days past due for 2 payments in the amount of $1121.18.,payment information provided by customer: XXX payment of XXX on or before 10/29/2018, will call back about modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204924448	Performing	Performing	08/31/2018	N/A	0	1	10/16/2018	Owner Occupied	UTD	Yes	N/A	07/10/2018	Not attempting to contact the borrower	07/10/2018: Authorized 3rd party called in asking about escrows; agent explained how to set up an escrow account;	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  07/10/2018: Authorized 3rd party called in asking about escrows; agent explained how to set up an escrow account;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No KEYWORDS found for review;	No KEYWORDS found for review;
204924518	Performing	Performing	08/31/2018	N/A	0	1	10/16/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: There are notes in the file which indicate property was in a Disaster area in 2017. There are no claims of damage to property found in comments.	There are notes in the file which indicate property was in a Disaster area in 2017. There are no claims of damage to property found in comments.
204924543	Performing	Performing	08/31/2018	N/A	0	1	10/05/2018	Owner Occupied	UTD	Yes	N/A	04/17/2018	Not attempting to contact the borrower	04/17/2018: borrower called in to make a speed payment of XXX;	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  04/17/2018: borrower called in to make a speed payment of XXX;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No KEYWORDS found;	No KEYWORDS found;
204924547	Performing	Performing	08/31/2018	N/A	0	1	10/02/2018	Owner Occupied	UTD	Yes	N/A	06/07/2018	Not attempting to contact the borrower	06/07/2018: borrower called in to verify payment, prefers to talk in XXX agent advised to fill out and send in W-8 and along with that is the IRS ITIN card and letter stating citizenship is in XXXX since he was born there, and he lives in United States.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018.  06/07/2018: borrower called in to verify payment, prefers to talk in XXX agent advised to fill out and send in W-8 and along with that is the IRS ITIN card and letter stating citizenship is in XXX since he was born there, and he lives in United States.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A